Convertible bonds (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 18, 2014 USD ($)
Convertible bonds [Line Items]
Interest expense	¥ 32,122	$ 4,937	¥ 81,085	¥ 97,125
Convertible bonds, current
Convertible bonds, current	0		2,768,469		$ 0	$ 1,000
Convertible bonds, non-current
Debt Instrument, Repurchased Face Amount						$ 399,000
Convertible bonds, non-current	6,536		0		$ 1,005
Convertible bonds [Member]
Convertible bonds [Line Items]
Interest expense | ¥	¥ 20,820		81,085
2.25% Convertible Senior Notes due 2019 [Member]
Convertible bonds [Line Items]
Aggregate principle amount								$ 400,000
Interest rate (as a percent)	2.25%				2.25%
Convertible bonds, current
Convertible bonds, current			¥ 2,768,469				$ 399,000
2.25% Convertible Senior Notes due 2019 [Member] | Contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date	Apr. 01, 2019	Apr. 01, 2019